Document and Entity Information	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	TIMKENSTEEL CORPORATION
Entity Central Index Key	0001598428
Entity Incorporation, State or Country Code	OH
Entity File Number	1-36313
Entity Tax Identification Number	46-4024951
Entity Address, Address Line One	1835 Dueber Avenue
Entity Address, Address Line Two	SW
Entity Address, City or Town	Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44706
City Area Code	330
Local Phone Number	471-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	TMST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false